Derivative Financial Instruments Derivative Financial Instruments (Volume of Derivative Activity) (Details) - Commodity contracts - Not Designated as Hedging Instrument [Member]	Dec. 31, 2016 MMBTU bbl gal
Short [Member]
Derivative [Line Items]
Crude Oil (bbl) | bbl	36,500
NGLs (gal) | gal	64,211,702
Long [Member]
Derivative [Line Items]
Nonmonetary Notional Amount Of Price Risk Derivatives Of Natural Gas | MMBTU	297,017